Investment Securities (Details) (10-K) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income (loss)		$ 1,000,000		$ 0
Cost/ Amortized Cost	$ 1,638	1,751	$ 586
Unrealized Gains	39	5	20
Unrealized Losses	(2)	(27)	(2)
Available-for-sale securities	1,675	1,729	604
Unrealized losses on certain available-for-sale securities, less than	1	1,000,000	1
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	19	23
Unrealized Gains	2	0
Unrealized Losses	0	0
Available-for-sale securities	21	23
Other Long-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	2	2	1
Unrealized Gains	0	0	0
Unrealized Losses	0	0
Available-for-sale securities	2	2	1
Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	15	14	7
Unrealized Gains	0	0	0
Unrealized Losses	0	(1)	0
Available-for-sale securities	15	13	7
Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,602	1,712	578
Unrealized Gains	37	5	20
Unrealized Losses	(2)	(26)	(2)
Available-for-sale securities	1,637	1,691	596
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	116	126
Unrealized Gains	3	1
Unrealized Losses	0	(1)
Available-for-sale securities	119	126
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	39	112	61
Unrealized Gains	1	0	3
Unrealized Losses	0	(1)
Available-for-sale securities	40	111	64
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	111	117	25
Unrealized Gains	1	0
Unrealized Losses	0	(1)	(1)
Available-for-sale securities	112	116	24
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	82	71	63
Unrealized Gains	0	0
Unrealized Losses	0	0
Available-for-sale securities	82	71	63
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,041	1,018	256
Unrealized Gains	28	3	12
Unrealized Losses	(2)	(22)	(1)
Available-for-sale securities	1,067	999	267
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	132	140	99
Unrealized Gains	3	1	3
Unrealized Losses	0	(1)
Available-for-sale securities	135	140	102
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	81	128	71
Unrealized Gains	1	0	2
Unrealized Losses	0	0
Available-for-sale securities	$ 82	$ 128	73
Certificates of Deposit and Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost			3
Unrealized Gains			0
Unrealized Losses			0
Available-for-sale securities			$ 3